Equity - Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital adjustments [Abstract]
Beginning balance	₩ (687,935)	₩ (1,116,770)
Acquisition of treasury stock	(79)	(150,467)	₩ (444,077)
Disposal and retirement of treasury stocks	23,589	601,809
The acquisition commitment amount for subsidiaries' remaining shares	0	(22,019)
Other transactions with owners	(4)	(488)
Ending balance	₩ (664,429)	₩ (687,935)	₩ (1,116,770)